June 30, 2000                                  . Pacific Select Fund

                                               . Pacific Select Variable Annuity
                                                 Separate Account of
                                                 Pacific Life Insurance Company






                                  Semi-Annual
                                      Reports












                                                                  PACIFIC SELECT

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND

        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-1

          Statements of Operations.......................................... B-4

          Statements of Changes in Net Assets............................... B-7

        Financial Highlights................................................ C-1

        Schedules of Investments ........................................... D-1

        Notes to Financial Statements....................................... E-1

        Special Meeting of Shareholders..................................... F-1

        PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

        Financial Statements:

          Statement of Assets and Liabilities............................... G-1

          Statement of Operations........................................... G-4

          Statement of Changes in Net Assets................................ G-7

        Notes to Financial Statements....................................... H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging Diversified  Small-Cap  International Bond and
                           Equity   Markets   Research     Equity      Large-Cap    Income   Equity
                          Variable  Variable  Variable    Variable     Variable    Variable Variable
                          Account   Account    Account   Account (1)    Account    Account  Account
                         ---------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive Equity
 Portfolio..............  $139,595
 Emerging Markets
 Portfolio..............            $83,556
 Diversified Research
 Portfolio..............                       $16,551
 Small-Cap Equity
 Portfolio (1)..........                                   $93,211
 International Large-Cap
 Portfolio..............                                                $78,729
 Bond and Income
 Portfolio..............                                                           $68,429
 Equity Portfolio.......                                                                    $388,218
Receivables:
 Due from Pacific Life
 Insurance Company......       107                  22                      261
 Fund shares redeemed...                  3                     46                      52        97
                         ---------------------------------------------------------------------------
Total Assets............   139,702   83,559     16,573      93,257       78,990     68,481   388,315
                         ---------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                  3                     46                      52        97
 Fund shares purchased..       107                  22                      261
                         ---------------------------------------------------------------------------
Total Liabilities.......       107        3         22          46          261         52        97
                         ---------------------------------------------------------------------------
NET ASSETS..............  $139,595  $83,556    $16,551     $93,211      $78,729    $68,429  $388,218
                         ---------------------------------------------------------------------------
Shares Owned in each
Portfolio...............    10,891    8,697      1,488       3,222        8,398      6,061    11,142
                         ---------------------------------------------------------------------------
Cost of Investments.....  $118,323  $74,902    $16,113     $83,031      $78,617    $71,872  $252,944
                         ---------------------------------------------------------------------------

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2000 (Unaudited)
(In thousands)

                           I-Net     Multi-   Equity             Mid-Cap   Equity  Small-Cap
                         Tollkeeper Strategy  Income  Growth LT   Value    Index     Index
                          Variable  Variable Variable  Variable  Variable Variable Variable
                          Account   Account  Account   Account   Account  Account   Account
                         -------------------------------------------------------------------
ASSETS
Investments:
 I-Net Tollkeeper
 Portfolio..............  $21,316
 Multi-Strategy
 Portfolio..............            $231,031
 Equity Income
 Portfolio..............                     $750,856
 Growth LT Portfolio....                              $1,411,357
 Mid-Cap Value
 Portfolio..............                                         $39,720
 Equity Index Portfolio.                                                  $847,538
 Small-Cap Index
 Portfolio..............                                                            $29,037
Receivables:
 Due from Pacific Life
 Insurance Company......                          253        450      31                 10
 Fund shares redeemed...       14         39                                    40
                         -------------------------------------------------------------------
Total Assets............   21,330    231,070  751,109  1,411,807  39,751   847,578   29,047
                         -------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......       14         39                                    40
 Fund shares purchased..                          253        450      31                 10
                         -------------------------------------------------------------------
Total Liabilities.......       14         39      253        450      31        40       10
                         -------------------------------------------------------------------
NET ASSETS..............  $21,316   $231,031 $750,856 $1,411,357 $39,720  $847,538  $29,037
                         -------------------------------------------------------------------
Shares Owned in each
Portfolio...............    2,092     14,801   30,121     36,174   3,570    22,550    2,435
                         -------------------------------------------------------------------
Cost of Investments.....  $20,320   $215,040 $629,318   $723,244 $37,701  $484,428  $25,152
                         -------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2000 (Unaudited)
(In thousands)

                                  International Government Managed   Money   High Yield Large-Cap
                           REIT       Value     Securities   Bond    Market     Bond      Value
                         Variable   Variable     Variable  Variable Variable  Variable  Variable
                         Account   Account (1)   Account   Account  Account   Account    Account
                         ------------------------------------------------------------------------
ASSETS
Investments:
 REIT Portfolio......... $25,752
 International Value
 Portfolio (1)..........            $664,056
 Government Securities
 Portfolio..............                         $144,501
 Managed Bond Portfolio.                                   $388,636
 Money Market Portfolio.                                            $191,379
 High Yield Bond
 Portfolio..............                                                      $187,798
 Large-Cap Value
 Portfolio..............                                                                 $25,455
Receivables:
 Due from Pacific Life
 Insurance Company......               8,826           20
 Fund shares redeemed...      12                                112    9,491       122
                         ------------------------------------------------------------------------
Total Assets............  25,764     672,882      144,521   388,748  200,870   187,920    25,455
                         ------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......      12                                112    9,491       122
 Fund shares purchased..               8,826           20
                         ------------------------------------------------------------------------
Total Liabilities.......      12       8,826           20       112    9,491       122
                         ------------------------------------------------------------------------
NET ASSETS.............. $25,752    $664,056     $144,501  $388,636 $191,379  $187,798   $25,455
                         ------------------------------------------------------------------------
Shares Owned in each
Portfolio ..............   2,332      38,008       14,101    37,168   18,975    22,619     2,121
                         ------------------------------------------------------------------------
Cost of Investments..... $24,317    $567,289     $146,245  $398,349 $190,783  $210,240   $22,846
                         ------------------------------------------------------------------------

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging  Diversified  Small-Cap  International Bond and
                           Equity   Markets    Research     Equity      Large-Cap    Income   Equity
                          Variable  Variable   Variable    Variable     Variable    Variable Variable
                          Account   Account   Account (1) Account (2)  Account (1)  Account  Account
                         ----------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............    $4,851      $42                 $6,060                   $2,392  $25,300
EXPENSES
 Mortality and expense
 risk fee...............       978      578       $41          414         $186         452    2,376
                         ----------------------------------------------------------------------------
Net Investment Income
(Loss)..................     3,873     (536)      (41)       5,646         (186)      1,940   22,924
                         ----------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     2,372     (300)      (20)      (1,641)         (26)     (1,714)     955
 Net unrealized
 appreciation
 (depreciation) on
 investments ...........   (20,858)  (7,384)      438       (2,883)         112       2,837  (27,030)
                         ----------------------------------------------------------------------------

Net Realized and
Unrealized Gain (Loss)
on Investments .........   (18,486)  (7,684)      418       (4,524)          86       1,123  (26,075)
                         ----------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING
FROM OPERATIONS.........  ($14,613) ($8,220)     $377       $1,122        ($100)     $3,063  ($3,151)
                         ----------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                            I-Net     Multi-    Equity              Mid-Cap   Equity   Small-Cap
                         Tollkeeper  Strategy   Income   Growth LT   Value    Index      Index
                          Variable   Variable  Variable  Variable   Variable Variable  Variable
                         Account (1) Account   Account    Account   Account  Account    Account
                         -----------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............             $20,609    $66,992  $217,705      $497   $13,343      $217
EXPENSES
 Mortality and expense
 risk fee...............     $35       1,495      4,736     9,427       213     5,265       208
                         -----------------------------------------------------------------------
Net Investment Income
(Loss)..................     (35)     19,114     62,256   208,278       284     8,078         9
                         -----------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     (56)        489         53    11,301      (201)    2,758    (1,639)
 Net unrealized
 appreciation
 (depreciation) on
 investments ...........     996     (19,277)   (77,265) (267,896)    2,242   (21,525)      490
                         -----------------------------------------------------------------------

Net Realized and
Unrealized Gain (Loss)
on Investments..........     940     (18,788)   (77,212) (256,595)    2,041   (18,767)   (1,149)
                         -----------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING
FROM OPERATIONS.........    $905        $326   ($14,956) ($48,317)   $2,325  ($10,689)  ($1,140)
                         -----------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                                  International Government Managed    Money   High Yield Large-Cap
                           REIT       Value     Securities   Bond     Market     Bond      Value
                         Variable   Variable     Variable  Variable  Variable  Variable  Variable
                         Account   Account (1)   Account   Account   Account   Account    Account
                         -------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............    $257     $18,597      $4,109   $11,792    $6,327    $9,103      $229
EXPENSES
 Mortality and expense
 risk fee...............     128       4,233         932     2,356     1,422     1,196       211
                         -------------------------------------------------------------------------

Net Investment Income ..     129      14,364       3,177     9,436     4,905     7,907        18
                         -------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     (96)      8,705      (1,698)   (2,404)       88    (4,960)      771
 Net unrealized
 appreciation
 (depreciation) on
 investments............   3,038     (44,792)      3,790     7,216       126    (6,600)    1,991
                         -------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........   2,942     (36,087)      2,092     4,812       214   (11,560)    2,762
                         -------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........  $3,071    ($21,723)     $5,269   $14,248    $5,119   ($3,653)   $2,780
                         -------------------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                         Aggressive Emerging  Diversified  Small-Cap  International Bond and
                           Equity   Markets    Research     Equity      Large-Cap    Income    Equity
                          Variable  Variable   Variable    Variable     Variable    Variable  Variable
                          Account   Account   Account (1) Account (2)  Account (1)  Account   Account
                         ------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
 Net investment income
 (loss) ................    $3,873    ($536)       ($41)     $5,646        ($186)    $1,940    $22,924
 Net realized gain
 (loss) from security
 transactions...........     2,372     (300)        (20)     (1,641)         (26)    (1,714)       955
 Net unrealized
 appreciation
 (depreciation) on
 investments............  (20,858)   (7,384)        438      (2,883)         112      2,837    (27,030)
                         ------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........  (14,613)   (8,220)        377       1,122         (100)     3,063     (3,151)
                         ------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...............     5,092    2,479         452       2,898        2,025        911      8,288
 Transfers between
 variable accounts, net.   (16,699)  (4,539)     16,166      49,679       77,741     (9,181)     5,657
 Transfers--policy
 charges and deductions.      (489)    (421)         (6)       (581)        (203)      (363)    (1,651)
 Transfers--surrenders..    (4,982)  (2,121)       (437)     (3,005)        (734)    (2,207)   (13,547)
 Transfers--other.......         9        5          (1)         24                       1         19
                         ------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............   (17,069)  (4,597)     16,174      49,015       78,829    (10,839)    (1,234)
                         ------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS ..........   (31,682) (12,817)     16,551      50,137       78,729     (7,776)    (4,385)
                         ------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period....   171,277   96,373                  43,074                  76,205    392,603
                         ------------------------------------------------------------------------------
 End of Period..........  $139,595  $83,556     $16,551     $93,211      $78,729    $68,429   $388,218
                         ------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                             I-Net     Multi-    Equity               Mid-Cap    Equity   Small-Cap
                          Tollkeeper  Strategy   Income   Growth LT    Value     Index      Index
                           Variable   Variable  Variable   Variable   Variable  Variable  Variable
                          Account (1) Account   Account    Account    Account   Account    Account
                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................       ($35)   $19,114   $62,256    $208,278     $284     $8,078        $9
 Net realized gain
 (loss) from security
 transactions...........        (56)       489        53      11,301     (201)     2,758    (1,639)
 Net unrealized
 appreciation
 (depreciation) on
 investments............        996    (19,277)  (77,265)   (267,896)   2,242    (21,525)      490
                          -------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........        905        326   (14,956)    (48,317)   2,325    (10,689)   (1,140)
                          -------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............        653      3,419    14,896      30,571    1,957     18,186     1,629
 Transfers between
 variable accounts, net.     19,744    (18,288)   (5,580)     18,660    7,350     (1,302)    2,354
 Transfers--policy
 charges and deductions.         (2)    (1,464)   (3,998)     (9,731)     (60)    (3,616)      (81)
 Transfers--surrenders..        (79)   (10,069)  (27,093)    (58,499)  (1,046)   (31,199)     (966)
 Transfers--other.......         95         (4)       11         229        8         (4)        3
                          -------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............     20,411    (26,406)  (21,764)    (18,770)   8,209    (17,935)    2,939
                          -------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     21,316    (26,080)  (36,720)    (67,087)  10,534    (28,624)    1,799
                          -------------------------------------------------------------------------
NET ASSETS
 Beginning of Period....               257,111   787,576   1,478,444   29,186    876,162    27,238
                          -------------------------------------------------------------------------
 End of Period..........    $21,316   $231,031  $750,856  $1,411,357  $39,720   $847,538   $29,037
                          -------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                                    International Government Managed    Money    High Yield Large-Cap
                            REIT        Value     Securities   Bond     Market      Bond      Value
                          Variable    Variable     Variable  Variable  Variable   Variable  Variable
                          Account    Account (1)   Account   Account   Account    Account    Account
                          ---------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income..     $129      $14,364       $3,177    $9,436    $4,905     $7,907       $18
 Net realized gain
 (loss) from security
 transactions...........      (96)       8,705       (1,698)   (2,404)       88     (4,960)      771
 Net unrealized
 appreciation
 (depreciation) on
 investments............    3,038      (44,792)       3,790     7,216       126     (6,600)    1,991
                          ---------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........    3,071      (21,723)       5,269    14,248     5,119     (3,653)    2,780
                          ---------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............    1,210       15,503        3,971     7,342    14,981      2,982     1,930
 Transfers between
 variable accounts, net.    5,280      (37,628)     (14,817)    3,329   (57,347)   (10,108)  (13,364)
 Transfers--policy
 charges and deductions.      (23)      (3,244)        (804)   (2,103)   (2,468)      (842)      (91)
 Transfers--surrenders..     (758)     (23,584)      (6,135)  (15,249)  (37,752)    (8,466)     (957)
 Transfers--other.......        7           39           (3)      (15)      (18)         9       (22)
                          ---------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............    5,716      (48,914)     (17,788)   (6,696)  (82,604)   (16,425)  (12,504)
                          ---------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........    8,787      (70,637)     (12,519)    7,552   (77,485)   (20,078)   (9,724)
                          ---------------------------------------------------------------------------
NET ASSETS
 Beginning of Period....   16,965      734,693      157,020   381,084   268,864    207,876    35,179
                          ---------------------------------------------------------------------------
 End of Period..........  $25,752     $664,056     $144,501  $388,636  $191,379   $187,798   $25,455
                          ---------------------------------------------------------------------------

(1) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                          Aggressive Emerging   Small-Cap  Bond and             Multi-    Equity                 Mid-Cap
                            Equity   Markets     Equity     Income    Equity   Strategy   Income   Growth LT      Value
                           Variable  Variable   Variable   Variable  Variable  Variable  Variable   Variable    Variable
                           Account   Account   Account (1) Account   Account   Account   Account    Account    Account (2)
                           -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss).................    $11,838    ($675)     $2,340    $7,906    $19,425   $19,508   $59,909     $63,731      ($131)
 Net realized gain
 (loss) from security
 transactions...........        186   (6,138)        911    (2,243)     1,347     1,542     3,688       7,190       (172)
 Net unrealized
 appreciation
 (depreciation) on
 investments............     22,743   41,094       7,070   (13,943)    85,824    (5,575)   23,088     653,422       (223)
                           -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Resulting
from Operations.........     34,767   34,281      10,321    (8,280)   106,596    15,475    86,685     724,343       (526)
                           -----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums...............      9,851    4,049         611     4,797     20,828    14,651    40,452      53,529      2,923
 Transfers between
 variable accounts, net
 (3)....................      6,629   (5,033)     11,060   (20,193)   (12,934)  (31,764)  (41,720)       (332)    27,479
 Transfers--policy
 charges and deductions.     (1,509)  (1,041)       (658)   (1,531)    (3,747)   (4,085)   (9,972)    (12,702)      (149)
 Transfers--surrenders
 (3)....................     (7,515)  (3,332)     (3,382)   (4,088)   (16,604)  (17,054)  (43,649)    (53,432)      (516)
 Transfers--other (3)...          3      (31)          2        39         47        59        72         101        (25)
                           -----------------------------------------------------------------------------------------------
Net Increase (Decrease)
in Net Assets Derived
from Policy
Transactions............      7,459   (5,388)      7,633   (20,976)   (12,410)  (38,193)  (54,817)    (12,836)    29,712
                           -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS...........     42,226   28,893      17,954   (29,256)    94,186   (22,718)   31,868     711,507     29,186
                           -----------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year......    129,051   67,480      25,120   105,461    298,417   279,829   755,708     766,937
                           -----------------------------------------------------------------------------------------------
 End of Year............   $171,277  $96,373     $43,074   $76,205   $392,603  $257,111  $787,576  $1,478,444    $29,186
                           -----------------------------------------------------------------------------------------------

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 4, 1999.

(3) Prior year amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                                                               Inter-     Govern-
                            Equity    Small-Cap               national      ment    Managed    Money    High Yield  Large-Cap
                            Index       Index       REIT        Value    Securities   Bond     Market      Bond       Value
                           Variable   Variable    Variable    Variable    Variable  Variable  Variable   Variable   Variable
                           Account   Account (1) Account (1) Account (2)  Account   Account   Account    Account   Account (1)
                           ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS
 Net investment income
 (loss)...............       $2,618       $243        $506     $20,579      $7,318   $26,226    $7,846    $16,407      ($104)
 Net realized gain
 (loss) from security
 transactions.........        5,531       (108)        (49)     (8,578)       (712)   (2,713)      (59)    (7,338)      (321)
 Net unrealized
 appreciation
 (depreciation) on
 investments..........      133,889      3,395      (1,602)    120,690     (10,686)  (36,495)      484     (5,264)       618
                           ---------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting from
Operations............      142,038      3,530      (1,145)    132,691      (4,080)  (12,982)    8,271      3,805        193
                           ---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net
 premiums.............       42,843      2,338       1,329      33,635       9,339    26,796    50,318     10,754      3,484
 Transfers between
 variable accounts,
 net (3)..............      (30,705)    22,081      17,215       9,162      48,688   (17,288)   70,684    (29,077)    32,676
 Transfers--policy
 charges and
 deductions...........       (8,993)      (109)        (87)     (8,135)     (2,743)   (6,025)   (7,769)    (4,109)      (168)
 Transfers--surrenders
 (3)..................      (40,918)      (599)       (354)    (32,310)     (8,793)  (19,956)  (39,021)   (13,262)      (979)
 Transfers--other (3)
 .....................          117         (3)          7          33         (32)       20       (22)                  (27)
                           ---------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy Transactions.   (37,656)    23,708      18,110       2,385      46,459   (16,453)   74,190    (35,694)    34,986
                           ---------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS................      104,382     27,238      16,965     135,076      42,379   (29,435)   82,461    (31,889)    35,179
                           ---------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Year....      771,780                            599,617     114,641   410,519   186,403    239,765
                           ---------------------------------------------------------------------------------------------------
 End of Year..........     $876,162    $27,238     $16,965    $734,693    $157,020  $381,084  $268,864   $207,876    $35,179
                           ---------------------------------------------------------------------------------------------------

(1) Operations commenced on January 4, 1999 for the Small-Cap Index and Large-Cap Value Variable Accounts and January 6, 1999 for the REIT Variable Account.

(2) Formerly named International Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently composed of twenty-one subaccounts called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Diversified Research Variable Account, the Small-Cap Equity Variable Account (formerly the Growth Variable Account), the International Large-Cap Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the I-Net Tollkeeper Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Value Variable Account (formerly the International Variable Account), the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, and the Large-Cap Value Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission three new Variable Accounts: the Diversified Research Variable Account, the International Large-Cap Variable Account, and the I-Net Tollkeeper Variable Account. The Diversified Research Variable Account and the International Large-Cap Variable Account commenced operations on January 3, 2000, and the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts"). The assets of the Separate Account are carried at market value.

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the six-month period ended June 30, 2000, the Fund declared dividends for each portfolio, except for the Diversified Research Portfolio, the International Large-Cap Portfolio, and the I-Net Tollkeeper Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of June 30, 2000 were as follows (amounts in thousands):

                                                             Variable Accounts
                          ----------------------------------------------------------------------------------------
                            Aggressive     Emerging    Diversified  Small-Cap   International  Bond and
                              Equity        Markets    Research (1) Equity (2)  Large-Cap (1)   Income    Equity
                          ----------------------------------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                      $129,148       $80,336                    $30,011                  $82,486  $230,299
Add: Total net proceeds
     from policy and M&E
     transactions              14,114        10,160       $17,059       57,812     $89,254        1,935    25,415
     Reinvested distribu-
     tions from the Fund:
 (a) Net investment in-
     come                                        42                         81                    2,392        25
 (b) Net realized gain          4,851                                    5,979                             25,275
                          ----------------------------------------------------------------------------------------
           Sub-Total          148,113        90,538        17,059       93,883      89,254       86,813   281,014
Less:Cost of investments
 disposed during the pe-
 riod                          29,790        15,636           946       10,852      10,637       14,941    28,070
                          ----------------------------------------------------------------------------------------
Total cost of invest-
 ments at end of period       118,323        74,902        16,113       83,031      78,617       71,872   252,944
Add: Unrealized apprecia-
     tion (depreciation)       21,272         8,654           438       10,180         112       (3,444)  135,274
                          ----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                      $139,595       $83,556       $16,551      $93,211     $78,729      $68,428  $388,218
                          ----------------------------------------------------------------------------------------

                              I-Net         Multi-        Equity      Growth       Mid-Cap      Equity   Small-Cap
                          Tollkeeper (1)   Strategy       Income        LT          Value       Index      Index
                          ----------------------------------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                                    $221,844      $588,774     $522,435     $29,409     $491,526   $23,843
Add: Total net proceeds
     from policy and M&E
     transactions             $22,729         1,010        22,104       58,172      10,617       28,510    21,104
     Reinvested distribu-
     tions from the Fund:
  (a) Net investment in-
      come                                    3,250         3,277        3,271          28        4,076        67
  (b) Net realized gain                      17,359        63,715      214,434         469        9,267       150
                          ----------------------------------------------------------------------------------------
           Sub-Total           22,729       243,463       677,870      798,312      40,523      533,379    45,164
Less: Cost of investments
      disposed during the
      period                    2,409        28,423        48,552       75,068       2,822       48,951    20,012
                          ----------------------------------------------------------------------------------------
Total cost of invest-
 ments at end of period        20,320       215,040       629,318      723,244      37,701      484,428    25,152
Add: Unrealized apprecia-
     tion                         996        15,991       121,538      688,113       2,019      363,110     3,885
                          ----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                       $21,316      $231,031      $750,856   $1,411,357     $39,720     $847,538   $29,037
                          ----------------------------------------------------------------------------------------

                                         International  Government   Managed        Money     High Yield Large-Cap
                               REIT        Value (2)    Securities     Bond        Market        Bond      Value
                          ----------------------------------------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                       $18,568      $593,133      $162,555     $398,013    $268,394     $223,719   $34,560
Add: Total net proceeds
     from policy and M&E
     transactions               7,088       253,233         9,841       20,810     308,272       14,402    11,356
     Reinvested distribu-
     tions from the Fund:
 (a) Net investment in-
     come                         243                       4,109       11,792       6,327        9,103        73
 (b) Net realized gain             14        18,597                                                           156
                          ----------------------------------------------------------------------------------------
           Sub-Total           25,913       864,963       176,505      430,615     582,993      247,224    46,145
Less: Cost of investments
      disposed during the
      period                    1,596       297,674        30,260       32,266     392,210       36,984    23,299
                          ----------------------------------------------------------------------------------------
Total cost of invest-
 ments at end of period        24,317       567,289       146,245      398,349     190,783      210,240    22,846
Add: Unrealized apprecia-
     tion (depreciation)        1,435        96,767        (1,744)      (9,713)        596      (22,442)    2,609
                          ----------------------------------------------------------------------------------------
Total market value of
 investments at end of
 period                       $25,752      $664,056      $144,501     $388,636    $191,379     $187,798   $25,455
                          ----------------------------------------------------------------------------------------

------------------
(1) Operations commenced during 2000 (See Note 1 to Financial Statements).
(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


6. SELECTED ACCUMULATION UNIT ** INFORMATION

 Selected accumulation unit information for the period ended June 30, 2000 were as follows:

                               Accumulation
                                Unit Value

-------------------------------------------------------------
                                At       At   Number of Units
    Variable                 Beginning End of Outstanding at
    Accounts                 of Period Period  End of Period

-------------------------------------------------------------
Aggressive
 Equity                       $15.41   $13.98    9,987,837
Emerging Markets               10.20     9.30    8,982,455
Diversified
 Research (1)                  10.00    11.06    1,496,880
Small-Cap Equity               46.31    48.50    1,921,808
International Large-Cap (1)    10.00     9.32    8,450,093
Bond and Income                14.64    15.29    4,476,063
Equity                         31.79    31.54   12,310,254
I-Net Tollkeeper
 (1)                           10.00    10.17    2,096,047
Multi-Strategy                 28.64    28.71    8,047,667
Equity Income                  37.65    36.94   20,328,330
Growth LT                      58.95    56.99   24,764,563
Mid-Cap Value                  10.40    11.09    3,580,959
Equity Index                   42.24    41.75   20,300,694
Small-Cap Index                11.79    11.99    2,420,773
REIT                            9.85    11.40    2,258,446
International
 Value                         20.58    19.93   33,321,261
Government
 Securities                    18.01    18.66    7,741,984
Managed Bond                   18.81    19.53   19,904,347
Money Market                   13.77    14.08   13,594,183
High Yield Bond                22.99    22.58    8,316,051
Large-Cap Value                11.01    11.94    2,131,517

--------------------------------------------------------------------------------
** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.
(1) Operations commenced during 2000 (see Note 1 to Financial Statements).